Unaudited Interim consolidated statements of cash flows - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Cash flow from operating activities
Income / (loss) for the period	€ (17,340)	€ (20,527)
Adjustments for the period:
Income taxes	2	0
Depreciation and amortisation	624	551
Share based payments	4,695	1,410
Finance income / costs - net	(3,947)	(653)
Total	(15,966)	(19,219)
Change in trade and other receivables	(1,324)	(649)
Change in inventories	(366)	(125)
Change in other assets	924	0
Change in trade, other payables, provisions and contract liabilities	(16,262)	(11,757)
Cash used in operating activities	(32,994)	(31,750)
Interest received	0	276
Paid interest	(377)	(64)
Paid income tax	(2)	0
Net cash used in operating activities	(33,373)	(31,538)
Cash flow from investing activities
Purchase of intangible assets	(5)	(2)
Purchase of leasehold improvements and equipment	(1,502)	(174)
Cash paid for investments in financial assets	0	(8,101)
Cash received from maturity of financial assets	0	9,088
Net cash used for investing activities	(1,507)	811
Cash flow from financing activities
Proceeds from issue of common shares, including exercise of share based payment awards	103,242	21,785
Transaction costs related to issue of common shares	(6,447)	(754)
Proceeds from borrowings	10,000	0
Transaction costs related to borrowings	(236)	0
Repayment of lease liabilities	(228)	(257)
Repayment of borrowings	(46)	(1,128)
Cash flow from financing activities	106,285	19,646
Exchange-rate related changes of cash and cash equivalents	4,417	431
Net changes to cash and cash equivalents	71,405	(11,081)
Cash and cash equivalents at the beginning of the period	146,854	95,234
Cash and cash equivalents at the end of the period	€ 222,676	€ 84,584